Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Earnings Per Share-2017

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER

	2017			2016
	Net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share for RELX PLC and RELX NV (pence)	1,659	2,019.4	82.2p	1,161	2,062.3	56.3p
Diluted earnings per share for RELX PLC and RELX NV (pence)	1,659	2,035.2	81.5p	1,161	2,079.8	55.8p

Summary of Allocation of Earnings-2015

ALLOCATION OF EARNINGS – 2015
2015
FOR THE YEAR ENDED 31 DECEMBER	£m
RELX PLC
Allocation of distributed earnings	294
Allocation of undistributed earnings	224
Total net profit allocated to RELX PLC shares	518

RELX NV
Allocation of distributed earnings	291
Allocation of undistributed earnings	199
Total net profit allocated to RELX NV shares	490

Total net profit attributable to RELX PLC and RELX NV shareholders	1,008

Summary of Earnings Per Share-2017 and 2015

EARNINGS PER SHARE – 2015	2015
FOR THE YEAR ENDED 31 DECEMBER	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share
RELX PLC	1,116.2	46.4p
RELX NV	992.4	49.4p

Diluted earnings per share
RELX PLC	1,125.9	46.0p
RELX NV	1,001.6	48.9p

Summary of Adjusted Earnings Per Share

ADJUSTED EARNINGS PER SHARE
		2017			2016			2015
	Adjusted net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC and RELX NV shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)
Adjusted earnings per share for
RELX PLC and RELX NV (pence)	1,635	2,019.4	81.0p	1,488	2,062.3	72.2p	1,275	2,108.6	60.5p

Summary of Reconciliation of Adjusted Net Profit Attributable to Parent

RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC AND RELX NV SHAREHOLDERS	2017 £m	2016 £m	2015 £m
Net profit attributable to RELX PLC and RELX NV shareholders	1,659	1,161	1,008
Adjustments (post-tax):
Amortisation of acquired intangible assets	356	364	311
Acquisition-related costs	43	38	27
Net financing charge on defined benefit pension schemes	11	10	16
Disposals and other non-operating items	5	6	(2)
Other deferred tax credits from intangible assets*	(93)	(91)	(85)
Exceptional tax credit	(346)	–	–
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	1,635	1,488	1,275

* Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.